Note 5 - Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expense [text block]
	December 31,	December 31,
	2017	2016
Accounts receivable (Note 13(b))	$243,971	$248,379
Prepaid expenses	124,992	132,519
	$368,963	$380,898